Geographic Information (Tables)	12 Months Ended
Jan. 31, 2021
Segment Reporting [Abstract]
Summary of Revenue by Geographic Area

Revenue by geographic area based on the shipping address of the customers was as follows:

	Year Ended January 31,
	2021	2020	2019
	(in thousands)
United States	$131,571	$130,184	$81,408
Rest of World	14,919	14,331	10,622

Total revenue	$146,490	$144,515	$92,030

Summary of Long-lived Assets by Geographic Area	Long-lived assets by geographic area were as follows:

	January 31,
	2021	2020
	(in thousands)
United States	$46,759	$36,836
Rest of World	5,046	1,374

Total long-lived assets	$51,805	$38,210